Investments (Components on Income from Investment in Leverage Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income from Investment in leveraged leases
Income from investment in leases	$ 66	$ 82	$ 57
Less: Income tax expense on leases	23	29	20
Investment income after income tax	43	53	37
Income from investment in leases	72	75	67
Less: Income tax expense on leases	25	26	23
Investment income after income tax	$ 47	$ 49	$ 44